Schedule of cash flows from financing activities (Details) - SEK (kr) kr in Thousands		1 Months Ended		12 Months Ended
		Jan. 31, 2025	Jan. 31, 2024	Dec. 31, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loans and borrowings (current and non-current)			kr 257,424	kr 16,240
Convertible debenture		379,795		207,716		379,795
Lease liabilities (current and non-current)		641,507	539,080	642,553		641,507
Liabilities associated with cash advances		166,216		354,842		166,216
Other financial liabilities (embedded derivative - convertible debentures)				4,603
Other financial liabilities (derivative instruments - warrants)		1,432		128,381
Other financial liabilities (derivatives)			48,814			1,432
Total liabilities from financing activities		kr 1,188,950	kr 845,318	1,354,335		1,188,950
Financing cash flow [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings (current and non-current)	[1]			16,743		(309,456)
Convertible debenture	[1]			246,912		319,887
Lease liabilities (current and non-current)	[1]			(137,218)		(121,975)
Liabilities associated with cash advances	[1]			205,236		211,147
Other financial liabilities (embedded derivative - convertible debentures)	[1]
Other financial liabilities (derivative instruments - warrants)	[1]
Other financial liabilities (derivatives)	[1]					(3,787)
Total liabilities from financing activities	[1]			331,673		95,816
Fair value adjustments [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings (current and non-current)						55,926
Convertible debenture
Lease liabilities (current and non-current)
Liabilities associated with cash advances
Other financial liabilities (embedded derivative - convertible debentures)				4,603
Other financial liabilities (derivative instruments - warrants)				124,659
Other financial liabilities (derivatives)						(89,911)
Total liabilities from financing activities				129,262		(33,985)
New lease agreements [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings (current and non-current)					[2]
Convertible debenture					[2]
Lease liabilities (current and non-current)				155,324	[2]	84,768
Liabilities associated with cash advances					[2]
Other financial liabilities (embedded derivative - convertible debentures)	[2]
Other financial liabilities (derivative instruments - warrants)	[2]
Other financial liabilities (derivatives)
Total liabilities from financing activities				155,324	[2]	84,768
Other charges [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings (current and non-current)	[3]			(503)		(3,894)
Convertible debenture	[3]			(418,991)		59,908
Lease liabilities (current and non-current)	[3]			(17,060)		139,634
Liabilities associated with cash advances	[3]			(16,610)		(44,931)
Other financial liabilities (embedded derivative - convertible debentures)	[3]
Other financial liabilities (derivative instruments - warrants)	[3]			2,289
Other financial liabilities (derivatives)	[3]					46,316
Total liabilities from financing activities	[3]			kr (450,874)		kr 197,033

[1]	Cash flows from Loans and borrowings (current and non-current), Convertible debenture, Lease liabilities (current and non-current) and Other financial liabilities (derivatives) represent the net amount of cash from borrowing and repayment of borrowings in the Consolidated Statements of Cash Flows.
[2]	In 2025, the Group entered into new lease agreements as part of its operations, with the largest lease relating to a charging station with an acquisition value of SEK 26,828 thousand.
[3]	Other changes include changes in exchange rates, accrued interest, remeasurements of the lease liabilities, and reduction in factoring liabilities.